Property, plant and equipment - Summary of Net Book Value of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 419	$ 428
Additions	44	29
Ending balance	425	419
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	807	953
Additions	44	29
Capitalised interest		1
Fully depreciated assets written off	(19)	(162)
Disposals	(4)	(3)
Exchange and other adjustments	9	(11)
Ending balance	837	807
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(388)	(525)
Provided	(35)	(30)
System Fund expense	(6)	(5)
Fully depreciated assets written off	19	162
Disposals	3	2
Exchange and other adjustments	(5)	8
Ending balance	(412)	(388)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	300	303
Ending balance	302	300
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	378	377
Additions	9	2
Capitalised interest		1
Exchange and other adjustments	1	(2)
Ending balance	388	378
Land and buildings [member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(78)	(74)
Provided	(7)	(5)
Exchange and other adjustments	(1)	1
Ending balance	(86)	(78)
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	119	125
Ending balance	123	119
Fixtures, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	429	576
Additions	35	27
Fully depreciated assets written off	(19)	(162)
Disposals	(4)	(3)
Exchange and other adjustments	8	(9)
Ending balance	449	429
Fixtures, fittings and equipment [member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(310)	(451)
Provided	(28)	(25)
System Fund expense	(6)	(5)
Fully depreciated assets written off	19	162
Disposals	3	2
Exchange and other adjustments	(4)	7
Ending balance	$ (326)	$ (310)